INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
Jun. 30, 2012
Sale of unit per share (in dollars per share)	$ 10
Redemption of shares (in shares)	6,469,978
Number of private placement sold to the sponsor (in shares)	4,166,667
Sale of private placement warrants to the sponsor per warrant (in dollars per share)	$ 0.75
Change in proceeds subject to possible redemption of ordinary shares (in shares)	6,597,441